CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2026	Jun. 30, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 11,242,958	$ 32,695,079
Other financial assets	1,001,241	2,040,038
Trade receivables	98,211,154	165,859,933
Other receivables	12,060,759	15,861,981
Recoverable income tax	1,445,908	1,864,817
Inventories	46,408,777	87,611,269
Biological assets	594,543	2,378,380
Assets subject to foreclosure	44,430,378
Total current assets	215,395,718	308,311,497
NON-CURRENT ASSETS
Other financial assets		58
Trade receivables	731,919	2,506,834
Other receivables	16,228,480	23,660,530
Recoverable income tax		17,995
Deferred tax assets	274,314	4,916,980
Investments in joint ventures and associates	40,780,055	39,371,264
Investment properties		570,324
Property, plant and equipment	60,655,861	74,575,386
Intangible assets	74,655,056	181,173,079
Goodwill	28,550,361	112,163,432
Right of use asset	10,956,448	16,377,701
Total non-current assets	232,832,494	455,333,583
Total assets	448,228,212	763,645,080
CURRENT LIABILITIES
Trade and other payables	57,674,444	96,432,604
Borrowings	47,260,267	119,728,126
Employee benefits and social security	4,846,155	6,174,012
Deferred revenue and advances from customers	2,140,338	4,282,668
Income tax payable	4,866,139	452,800
Consideration for acquisition	42,564	1,761,274
Secured notes	121,956,575	102,270,445
Lease liabilities	2,108,964	6,884,042
Liabilities subject to foreclosure	29,430,378
Total current liabilities	270,325,824	337,985,971
NON-CURRENT LIABILITIES
Trade and other payables	41,956,936	48,481,726
Borrowings	59,982,642	38,198,026
Deferred revenue and advances from customers	1,436,912	1,436,912
Joint ventures and associates	1,092,995	1,007,678
Deferred tax liabilities	23,907,907	30,122,920
Provisions	6,325,454	1,267,572
Consideration for acquisition	359,846	397,774
Lease liabilities	8,781,609	9,527,939
Total non-current liabilities	143,844,301	130,440,547
Total liabilities	414,170,125	468,426,518
EQUITY
Equity attributable to owners of the parent	10,716,733	265,444,568
Non-controlling interest	23,341,354	29,773,994
Total equity	34,058,087	295,218,562
Total equity and liabilities	$ 448,228,212	$ 763,645,080